Due to Related Parties	6 Months Ended
May 31, 2019
Related Party Transactions [Abstract]
Due to Related Parties

Convertible debenture

Amounts due to the related parties are payable to entities controlled by two shareholders who are also officers and directors of the Company.

	May 31,	November 30,
	2019	2018
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly (“2019 Debenture”)	$ 1,050,000		-
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly (“2013 Debenture”)	-		$ 1,350,000
Convertible debenture payable to two directors and officers of the Company, unsecured, 10% annual interest rate, payable monthly (“2018 Debenture”)	$ 456,555	$	$ 440,358
	$ 1,506,555	$	$ 1,790,358

On January 10, 2013, the Company completed a private placement financing of the unsecured convertible 2013 Debenture (as defined above) in the original principal amount of $1.5 million, which was originally due to mature on January 1, 2015. The 2013 Debenture bears interest at a rate of 12% per annum, payable monthly, is pre-payable at any time at the option of the Company and is convertible at any time into common shares at a conversion price of $30.00 per common share at the option of the holder.

Dr. Isa Odidi and Dr. Amina Odidi, shareholders, directors and executive officers of the Company purchased the 2013 Debenture and provided the Company with the original $1.5 million of the proceeds for the 2013 Debenture.

Effective October 1, 2014, the maturity date for the 2013 Debenture was extended to July 1, 2015. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $126,414, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to Additional paid-in-capital. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a 15% effective rate of interest.

Effective June 29, 2015, the July 1, 2015 maturity date for the 2013 Debenture was further extended to January 1, 2016. Under ASC 470-50, the change in the maturity date for the debt instrument resulted in an extinguishment of the original 2013 Debenture as the change in the fair value of the embedded conversion option was greater than 10% of the carrying amount of the 2013 Debenture. In accordance with ASC 470-50-40, the 2013 Debenture was recorded at fair value. The difference between the fair value of the convertible 2013 Debenture after the extension and the net carrying value of the 2013 Debenture prior to the extension of $114,023 was recognized as a loss on the statement of operations and comprehensive loss. The carrying amount of the debt instrument was accreted to the face amount of the 2013 Debenture over the remaining life of the 2013 Debenture using a 14.6% effective rate of interest.

Effective December 8, 2015, the January 1, 2016 maturity date for the 2013 Debenture was further extended to July 1, 2016. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $83,101, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to Additional paid-in-capital. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a 6.6% effective rate of interest.

Effective May 26, 2016, the July 1, 2016 maturity date for the 2013 Debenture was further extended to December 1, 2016. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $19,808, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to Additional paid-in-capital. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a 4.2% effective rate of interest.

Effective December 1, 2016, the maturity date for the 2013 Debenture was further extended to April 1, 2017 and a principal repayment of $150,000 was made at the time of the extension. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $106,962, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to Additional paid-in-capital. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a 26.3% effective rate of interest.

Effective March 28, 2017, the maturity date for the 2013 Debenture was further extended to October 1, 2017. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $113,607, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to Additional paid-in-capital. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a 15.2% effective rate of interest.

Effective September 28, 2017, the maturity date for the 2013 Debenture was further extended to October 1, 2018. Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. The increase in the fair value of the conversion option at the date of the modification, in the amount of $53,227, was recorded as a reduction in the carrying value of the debt instrument with a corresponding increase to Additional paid-in-capital. The carrying amount of the debt instrument was accreted over the remaining life of the 2013 Debenture using a 4.9% effective rate of interest.

Effective October 1, 2018, the maturity date for the 2013 Debenture was further extended to April 1, 2019. Effective April 1, 2019, the maturity date for the 2013 Debenture was further extended to May 1, 2019.

Under ASC 470-50, the change in the debt instrument was accounted for as a modification of debt. There was no change in the fair value of the conversion option at the date of the modification. The carrying amount of the debt instrument is accreted over the remaining life of the 2013 Debenture using a nominal effective rate of interest. In December 2018, a principal repayment of $300,000 was made on the 2013 Debenture to Drs. Isa and Amina Odidi.

On September 10, 2018, the Company completed a private placement financing of the unsecured convertible 2018 Debenture (as defined above) in the principal amount of $0.5 million. The 2018 Debenture will mature on September 1, 2020. The 2018 Debenture bears interest at a rate of 10% per annum, payable monthly, is pre-payable at any time at the option of the Company and is convertible at any time into common shares of the Company at a conversion price of $3.00 per common share at the option of the holder. Dr. Isa Odidi and Dr. Amina Odidi, who are shareholders, directors and executive officers of the Company provided the Company with the $0.5 million of the proceeds for the 2018 Debenture.

At issuance, as the conversion price was lower than the market share price, the beneficial conversion feature valued at September 10, 2018 of $66,667 was allocated to Additional paid-in capital. Subsequently, the fair value of the 2018 Debenture is accreted over the remaining life of the 2018 Debenture using an effective rate of interest of 7.3%.

On April 4, 2019, a tentative approval from TSX was received for a proposed refinancing of the 2013 Debenture subject to certain conditions being met. As a result of the proposed refinancing, the principal amount owing under the 2013 Debenture was refinanced by a new debenture (the “2019 Debenture”). On May 1, 2019, the 2019 Debenture was issued with a principal amount of $1,050,000, that will mature on November 1, 2019, bear interest at a rate of 12% per annum and be convertible into 1,779,661 common shares of the Company at a conversion price of $0.59 per common share. Dr. Isa Odidi and Dr. Amina Odidi, who are shareholders, directors, and executive officers of the Company, will be the holders of the 2019 Debenture.

Accreted interest expense during the three and six months ended May 31, 2019 is $8,260 and $16,197 (three and six months ended May 31, 2018 - $16,169 and $32,141) and has been included in the condensed unaudited interim consolidated statements of operations and comprehensive loss. In addition, the coupon interest on the 2013 Debenture, 2018 Debenture and 2019 Debenture (collectively, the “Debentures”) for the three and six months ended May 31, 2019 is $44,331 and $90,754 (three and six months ended May 31, 2018 – $40,805 and $80,723) and has also been included in the condensed unaudited interim consolidated statements of operations and comprehensive loss.